Document And Entity Information	Jan. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	DELTA APPAREL, INC.
Document, Type	8-K
Document, Period End Date	Jan. 18, 2022
Entity, Incorporation, State or Country Code	GA
Entity, File Number	1-15583
Entity, Tax Identification Number	58-2508794
Entity, Address, Address Line One	322 South Main Street
Entity, Address, City or Town	Greenville
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29601
City Area Code	864
Local Phone Number	232-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common
Trading Symbol	DLA
Security Exchange Name	NYSEAMER
Amendment Flag	false
Entity, Central Index Key	0001101396